Income Taxes 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax expense reconciliation
Statutory federal income tax expense	$ 84,400,000	$ 122,200,000	$ 24,400,000
State income taxes, net of federal benefit	5,000,000	100,000	(10,500,000)
Effect of noncontrolling interests	(4,600,000)	(4,800,000)	(4,500,000)
Effect of gains (losses) on investments, sales of assets and impairment of assets			1,300,000
Other differences, net	(2,800,000)	400,000	(1,600,000)
Total income tax expense	$ 81,958,000	$ 117,850,000	$ 9,067,000